LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of supplemental information related to operating leases

	For the years ended December 31,
	2022	2022
	RMB	USD
Operating lease right-of-use assets	1,544,739,494	223,966,174
Operating lease liabilities, current	210,388,801	30,503,509
Operating lease liabilities, non-current	1,449,422,906	210,146,568
Total operating lease liabilities	1,659,811,707	240,650,077
Cash paid for amounts included in the measurement of operating lease liabilities	142,082,493	20,600,025
Right-of-use assets obtained in exchange for operating lease liabilities	4,852,371	703,528
Weighted average remaining lease term (in years)	11.59
Weighted average discount rate	4.44%

Schedule of maturity of operating lease liabilities under the non-cancelable operating leases

	As of December 31, 2022
	RMB	USD
2023	282,807,254	41,003,197
2024	197,605,091	28,650,045
2025	192,081,787	27,849,241
2026	186,104,746	26,982,652
2027	167,736,439	24,319,498
Thereafter	1,135,384,672	164,615,304
Total future lease payments	2,161,719,989	313,419,937
Less: imputed interest	501,908,282	72,769,860
Total operating lease liabilities	1,659,811,707	240,650,077